Property, plant and equipment, intangible assets and goodwill - Summary of Movements in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022			€ 134,718
Reversal of impairments		€ 270		€ 392
Carrying amount at September 30, 2023	€ 157,509		157,509
Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Additions			43,070	116,590
Disposals			(9,691)
Depreciation and amortization			(15,444)
Accumulated depreciation and amortization of disposals			4,628
Impairments	(85)	€ (133)	(321)	€ (678)
Reversal of impairments	218		549
Carrying amount at September 30, 2023	157,509		157,509
Intangible assets (excl. goodwill)
Reconciliation of changes in property, plant and equipment [abstract]
Additions			0
Disposals			0
Depreciation and amortization			(3,244)
Accumulated depreciation and amortization of disposals			0
Impairments			0
Reversal of impairments			0
Carrying amount at September 30, 2023	10,680		10,680
Goodwill
Reconciliation of changes in property, plant and equipment [abstract]
Additions			0
Disposals			0
Depreciation and amortization			0
Accumulated depreciation and amortization of disposals			0
Impairments			0
Reversal of impairments			0
Carrying amount at September 30, 2023	€ 10,724		10,724
Carrying amount at December 31, 2022 | Property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022			134,718
Carrying amount at December 31, 2022 | Intangible assets (excl. goodwill)
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022			13,924
Carrying amount at December 31, 2022 | Goodwill
Reconciliation of changes in property, plant and equipment [abstract]
Carrying amount at December 31, 2022			€ 10,724